EARNINGS (LOSS) PER SHARE (Tables)	11 Months Ended
Dec. 31, 2021
Bitech Mining Corporation [Member]
SCHEDULE OF EARNINGS PER SHARE BASIC

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding.

2021
Basic EPS
Net Loss	$(284,959)
Weighted Average Shares	89,727,414

Basic Loss Per Share	$(0.00)